DESCRIPTION OF PLAN (Details) - EBP 007	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) year	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage		75.00%
Catch-up contribution age | year			50
Automatic deferral rate			3.00%
Matching percentage			100.00%
Non-elective employer contribution, percentage			6.00%
Employer contribution vesting percentage			100.00%
Minimum borrowing, amount | $		$ 1,000	$ 1,000
Maximum borrowing, amount | $		$ 50,000	$ 50,000
Maximum borrowing, to total account, percentage		50.00%	50.00%
General loan, borrowing term			5 years
Primary residence, borrowing term			15 years
Repayment period			14 days
Default period			3 months
Basis spread on variable rate			2.00%
Involuntary cash-out limit | $			$ 1,000
Fortis Inc. Common Stock
EBP, Description of Plan [Line Items]
Maximum contribution to investment, percentage			20.00%
Maximum percent of contribution of account balance			20.00%
Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage			4.50%
Minimum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage			4.50%
Severance of employment age | year			55
In-service distribution age | year			59
EBP, Tucson Electric Power Company
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	25.00%
Matching percentage				100.00%
Participant compensation matched, percentage				4.50%
EBP, UNS Gas, Inc. and UNS Electric, Inc.
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Matching percentage				50.00%
Participant compensation matched, percentage				6.00%